ORGANIZATION AND NATURE OF BUSINESS (Details) - USD ($)		2 Months Ended	3 Months Ended
	Oct. 27, 2025	Dec. 31, 2025	Mar. 31, 2026
Class of Stock [Line Items]
Stock issued during period (in shares)		10,000
Issuance of common stock		$ 1	$ 0
Private placement
Class of Stock [Line Items]
Sale of stock (in shares)	22,500,000
Sale of stock (in dollars per share)	$ 10.00
Price of shares	$ 225,000,000